                     SUPPLEMENT DATED DECEMBER 15, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE ASSET ALLOCATION PROGRAM -- PERIODIC UPDATE OF ASSET ALLOCATION MODELS EFFECTIVE CLOSE OF BUSINESS ON FEBRUARY 12, 2010.

The supplement serves as notice that, effective close of business on February 12, 2010, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program available in your contract will be updated. As discussed in your prospectus, when your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing). Please refer to the "Periodic Updates of Asset Allocation Models and Notices of Updates" provision in the "Asset Allocation Program" section of your prospectus for more information.

The table with the Asset Allocation Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, which is in the "Asset Allocation Program" section of your prospectus, is replaced with the following two tables (one with current allocations and the other with allocations that will be in effect after the close of business on February 12, 2010).

19771CB SUPPC 12/15/09

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

         EFFECTIVE THROUGH THE CLOSE OF BUSINESS ON FEBRUARY 12, 2010

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      2%      4%      5%      7%      9%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      4%      5%      7%      9%
---------------------------------------------------------------------------------------------------
Large Cap Value              AllianceBernstein Growth and
                             Income Portfolio -- Class B       2%      3%      5%      6%      8%
                             ----------------------------------------------------------------------
                             Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      3%      4%      6%      7%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           1%      3%      4%      6%      7%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       2%      3%      5%      7%      8%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust
                             Diversified Mid Cap Growth
                             Portfolio -- Class 1              1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate
                             Fund -- Series II shares          0%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     3%      6%      9%     12%     15%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            3%      6%      9%     12%     15%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        20%     15%     10%      5%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     24%     16%      8%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      16%     12%      8%      4%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------
Global Bonds                 MFS(R) VIT Strategic Income
                             Series -- Service Class Shares    4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON FEBRUARY 12, 2010

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      3%      4%      6%      7%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      5%      7%      7%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      4%      6%      6%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      6%      6%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           4%      8%     12%     15%     23%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       4%      8%     12%     15%     23%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust
                             Diversified Mid Cap Growth
                             Portfolio -- Class 1              1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate
                             Fund -- Series II shares          0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     2%      3%      4%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      5%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        40%     30%     20%      5%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

                                      3